BETTER 10K - PREPAID EXPENSES AND OTHER ASSETS - Narrative (Details) - Prepaid Compensation Asset With CFO - Mr. Ryan, CFO $ in Millions	Aug. 18, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Annual payments	$ 6.0
Annual compounding interest rate (as a percent)	3.50%